Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Common share equivalents issuable upon exercise of common stock options	76,024	220,864

Shares issuable upon vesting of restricted stock	167	29,451

Shares issuable upon conversion of Series A CPS	28,343,520	20,312,694

Shares issuable upon conversion of Series B CPS	19,607,843	7,739,938

Shares issuable upon conversion of Series C CPS	3,233,734	3,233,734

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	32,067,956	30,256,183

Shares issuable upon conversion of convertible promissory notes	29,197,698	27,950,999

Total common share equivalents excluded from denominator for diluted earnings per share computation	112,526,942	89,743,863

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153